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April 25, 2008

U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


RE: Vanguard Explorer Funds (the "Trust")
       File No. 2-27203

Ladies and Gentlemen:

Enclosed is the 36th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on February 26, 2008, to disclose the removal of Grantham, Mayo, Van Otterloo & Co., LLC as an adviser of Vanguard Explorer Fund. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, and 2) to include a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an immediate effective date of April 29, 2008, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.


Sincerely,


Barry A. Mendelson
Principal
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission